PREPAYMENTS AND OTHER CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
PREPAYMENTS AND OTHER CURRENT ASSETS, NET
Schedule of prepayments and other current assets

Prepayments and other current assets are as follows:

	December 31,	December 31,	December 31,
	2020	2021	2021
	RMB	RMB	US$
			(Note 3)
Employee advances	2,292,700	1,294,840	203,189
Input VAT recoverable	1,780,484	2,310,475	362,564
Prepayments and deposits	1,551,118	465,073,710	72,980,215
Receivable in relating to disposal of a subsidiary	—	55,251,240	8,670,125
Other receivables, net of allowance for doubtful accounts of RMB6,619,312 and RMB5,655,941, as of December 31, 2020 and 2021, respectively	4,231,165	4,179,023	655,779
	9,855,467	528,109,288	82,871,872